Income Taxes - Unrecognized Tax Benefit Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 3,936	$ 4,134
Expiration of the statute of limitations for the assessment of taxes	(326)	(198)
Balance at end of year	$ 3,610	$ 3,936